Label	Element	Value
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: 6.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: 631.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Aptus April Buffer ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: 537.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/2027; Exercise Price: 736.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.20%)
Aptus April Buffer ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.50%
Aptus April Buffer ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Aptus April Buffer ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.60%)
Aptus April Buffer ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%